Hospice Revenue Recognition (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Medicare care costs reimbursement, benchmark percentage of the days in care	20.00%
Net pretax expense/(income) from medicare cap liability	$ 7.0	$ (1.7)	$ 1.6